Intangible Assets	12 Months Ended
Sep. 24, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
9. Intangible Assets
Intangible assets acquired in connection with a 2014 business acquisition are being amortized on a straight-line basis over their estimated useful lives. The estimated weighted average useful life of the identified intangible assets are as follows:

Estimated Weighted Average Useful Life
Customer relationships	10 years
Trademarks	3 years
Amortization expense was $0.5 million for the year ended September 24, 2022, $0.5 million for the year ended September 25, 2021, and $0.4 million for the year ended September 26, 2020. The following table presents the Company’s intangible assets as of the dates indicated (in thousands):

	Year Ended
	September 24, 2022			September 25, 2021
	Intangibles, gross	Accumulated amortization	Intangibles, net	Intangibles, gross	Accumulated amortization	Intangibles, net
Customer relationships	$4,335	$(3,685)	$650	$4,656	$(3,492)	$1,164
Trademarks	729	(729)	—	782	(782)	—

Intangible assets	$5,064	$(4,414)	$650	$5,438	$(4,274)	$1,164

The following table presents the estimated future annual
pre-tax
amortization expense of definite-lived intangible assets as of the date indicated (in thousands):

Total
Fiscal year 2023	$433
Fiscal year 2024	217
Fiscal year 2025	—

Total	$650